Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt

	December 31, 2013	December 31, 2012
	(Millions)
Commercial Paper
Short-term borrowings, weighted-average interest rate of 1.14%	$335	$—
Credit Agreement
Revolving credit facility, weighted-average variable interest rate of 1.47%, as of December 31, 2012, due November 10, 2016 (a)	—	525
Debt Securities
Issued March 14, 2013, interest at 3.875% payable semi-annually, due March 15, 2023	500	—
Issued November 27, 2012, interest at 2.50% payable semi-annually, due December 1, 2017	500	500
Issued March 13, 2012, interest at 4.95% payable semi-annually, due April 1, 2022	350	350
Issued September 30, 2010, interest at 3.25% payable semi-annually, due October 1, 2015	250	250
Unamortized discount	(10)	(5)
Total debt	1,925	1,620
Short-term borrowings	(335)	—
Total long-term debt	$1,590	$1,620

(a)
$150 million was swapped to a fixed rate obligation with fixed rates ranging from 2.94% to 2.99%, for a net effective rate of 2.25% on the $525 million of outstanding debt under our revolving credit facility as of December 31, 2012.

Future Maturities of Long-Term Debt	The future maturities of long-term debt in the year indicated are as follows:

Debt Maturities
(Millions)
2014	$—
2015	250
2016	—
2017	500
2018	—
Thereafter	850
1,600
Unamortized discount	(10)
Total	$1,590